GENERAL	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
GENERAL

NOTE 1 - GENERAL

a. Background

a. Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions and services via a global platform. The Company is marketing its POS devices and SaaS solutions it developed in more than 60 countries worldwide (including Israel) through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

b. On May 13, 2021, the Company completed an initial public offering (IPO) on the Tel Aviv stock exchange (TASE) in which it sold 4.4 million ordinary shares of NIS 0.001 par value for a gross amount, before issuance costs, of $141.6 million and $132.5 million, net of issuance costs. The IPO was a non-uniform offering, as this term is defined by Israeli Securities Regulations (Manner of Offering Securities to the Public), 2007, to institutional investors in Israel and outside of Israel.

c. On September 21, 2022, Company's ordinary shares were listed on the Nasdaq Global Select Market under the symbol NYAX. As of that date, the company is dual listed on Nasdaq and as well as on the Tel Aviv Stock Exchange.

d. In connection with Company's May 2021 IPO on the TASE, the expenses incurred in the profit or loss report for the year ended December 31, 2021, other than underwriter discount and commissions, were $1,879 thousand and include bonuses in respect of the IPO to a number of its employees for a total of $979 thousand. In connection with Company's September 2022 listing on Nasdaq, the expenses incurred in the profit or loss report for the year ended December 31, 2022 are $1,790 thousand.

e. On September 11, 2022 Company's shareholders approved a reverse share split in a ratio of 10:1. All issued and outstanding Company's Ordinary Shares have been retroactively adjusted to reflect the reverse share split for all periods presented in these financial statements prior the approval.

b. Current geopolitical conflict between Russia and Ukraine

On February 24, 2022, following Russia's invasion of Ukraine, a military conflict broke out in eastern Europe and dragged a political tension between countries from the European Union and United States to Russia.

Although this conflict caused various disruptions in a global scale, in many aspects, the risks inherent in conducting business in these countries are highly remote since the Company has no revenue generated in the countries involved directly or indirectly at the Russia-Ukraine conflict and the Company has a relatively small scale of business research and development conducted only in Ukraine. The operation of research and development in Ukraine considered to be immaterial in comparison to entire Company's research and development operations and as of the date of these financial statements there was no impact noted.

As of the date of these financial statements, the Company has no operating subsidiary which are organized under the laws of the Russian Federation and has no subsidiaries which are incorporated in other countries which are subject to economic sanctions on the Russian Federation. Neither of the Company's controlling shareholder nor the Company's principal operating subsidiary or other subsidiaries are targets of sanctions.

a) General

In December 2019, the COVID-19 pandemic broke out in China, which quickly spread world wide in early 2020, causing global economic uncertainty and distress due to mandatory shut-downs of many businesses, slower manufacturing and disruption of national and international shipments and travel (hereinafter: "COVID"), while on the other hand, significantly increasing global demand for different electronic products. This trend coupled with the slowdown in manufacturing, created a global shortage for the components required to make many electronic products.

As part of the efforts to cope with COVID, most countries worldwide imposed certain restrictions on their populations, including limits on movement, gathering in the public space; caps on the numbers of employees allowed in workplaces and more. Those restrictions have had a direct impact on many industries, with some of them experiencing complete halt.

Such global shortage in the availability of components started to adversely affect the gross profit rate from selling the hardware since third quarter of 2021, due to an increase in the price of many components used by the Company for manufacturing its hardware products, some of them significantly.

b) Efficiency plans

In response to the COVID crisis in Israel and worldwide, the Company implemented two efficiency plans for coping with the situation. The first plan started shortly after the outbreak in March 2020. This plan mostly involved a 15%-20% reduction in monthly hours of employees and sent 10% of its staff in Israel on unpaid leave. This plan ended in July 2020.

The second efficiency plan implemented by the Company began in October 2020. The plan mostly involved a reduction of up to 10% of Israeli-based employees' salaries. This plan ended in January 2021.

For the avoidance of doubt, all employees sent on unpaid leave returned to normal work, and all payroll reductions and/or hour cuts were eliminated.

c) Government support

• Government guarantee loans

In May 2020, the Company received from an Israeli bank a 15 million NIS ($4.25 million) long-term loan that is backed by a government guarantee, as part of the government assistance plan due to COVID. For more information on the terms of the loan, see note 13(b)(2). For list of liens to secure the loan, see note 25(a)(3).

Additionally, support was received from governments in the domicile of a number of subsidiaries:

• The Australian government – an employment encouragement grant of AU$222 thousand (US$170 thousand)) was received during the year ended December 31, 2020

• The US government - Forgivable loans totaling $483 thousand were received during the year ended December 31, 2020 and forgiven during the year ended December 31, 2021.

Accordingly, these loans were derecognized against a decrease in the payroll expenses in respect of which the loans were received.